ACQUISITION (Details Narrative) - Arcadian Telepsychiatry Services LLC [Member]	9 Months Ended
Jun. 30, 2019 USD ($)
Previous investment in Arcadian Services	$ 195,900
Forgiveness of loan in relation of acquisition	317,000
Long-term debt	555,000
Accrued interest	96,700
Payment on warrant outstanding	175,000
Indebtedness and payables	$ 1,339,600
Accrude rate of interest	8.00%
Debt maturity date	Sep. 30, 2021